Long Term Deposits and Other Assets	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
LONG TERM DEPOSITS AND OTHER ASSETS

8. LONG TERM DEPOSITS AND OTHER ASSETS

Long term deposits and other assets consist of the following:

	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	USD
Rent deposits	418	940	140
Advertising deposits	734	269	40
Long term deposits and other assets	1,152	1,209	180